Schedule of Investments - September 30, 2019
Hotchkis & Wiley Small Cap Value Fund (Unaudited)

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COMMON STOCKS - 97.34%	Held		Value
COMMUNICATION SERVICES - 1.62%
Media - 1.62%
MDC Partners, Inc. (a) (o)	3,976,000		$11,212,320
TOTAL COMMUNICATION SERVICES			11,212,320

CONSUMER DISCRETIONARY - 7.18%
Household Durables - 0.85%
TRI Pointe Group, Inc. (a)	391,600		5,889,664

Specialty Retail - 6.33%
Bed Bath & Beyond, Inc.	309,600		3,294,144
Group 1 Automotive, Inc.	65,800		6,073,998
Office Depot, Inc.	9,820,400		17,234,802
Sonic Automotive, Inc.	549,100		17,247,231
			43,850,175
TOTAL CONSUMER DISCRETIONARY			49,739,839

ENERGY - 8.73%
Energy Equipment & Services - 4.40%
C&J Energy Services, Inc. (a)	621,300		6,666,549
Frank's International NV (a)	4,323,300		20,535,675
Key Energy Services, Inc. (a) (i) (l)	254,900		379,801
McDermott International, Inc. (a) (i) (l)	334,500		675,690
Nine Energy Service, Inc. (a)	276,000		1,702,920
Quintana Energy Services, Inc. (a) (i)	277,700		566,508
			30,527,143
Oil, Gas & Consumable Fuels - 4.33%
Altus Midstream Company (a) (l)	857,200		2,425,876
Berry Petroleum Corp.	294,300		2,754,648
Cairn Energy PLC (a) (v)	734,400		1,729,682
Kosmos Energy Ltd.	2,062,200		12,868,128
Range Resources Corp. (l)	887,000		3,388,340
Rockhopper Exploration PLC (a) (v)	5,054,700		1,198,862
Talos Energy, Inc. (a)	62,200		1,264,526
Whiting Petroleum Corp. (a)	545,525		4,380,566
			30,010,628
TOTAL ENERGY			60,537,771

FINANCIALS - 33.96%
Banks - 17.20%
Associated Banc-Corp	367,700		7,445,925
The Bank of NT Butterfield & Son Ltd.	896,000		26,557,440
First Hawaiian, Inc.	1,220,000		32,574,000
First Horizon National Corp.	1,337,931		21,674,482
Investors Bancorp, Inc.	258,000		2,930,880
Popular, Inc.	517,900		28,008,032
			119,190,759
Capital Markets - 4.11%
Brightsphere Investment Group, Inc.	259,400		2,570,654
Evercore, Inc.	86,500		6,928,650
Lazard Ltd.	187,100		6,548,500
Stifel Financial Corp.	216,200		12,405,556
			28,453,360
Consumer Finance - 1.41%
SLM Corp.	1,111,600		9,809,870

Insurance - 10.67%
CNO Financial Group, Inc.	1,229,900		19,469,317
Enstar Group Ltd. (a)	220,579		41,892,364
Global Indemnity Ltd.	386,436		9,649,307
Horace Mann Educators Corp.	62,800		2,909,524
			73,920,512
Thrifts & Mortgage Finance - 0.57%
Luther Burbank Corp.	251,200		2,846,096
TFS Financial Corp.	61,700		1,111,834
			3,957,930
TOTAL FINANCIALS			235,332,431

HEALTH CARE - 3.46%
Health Care Providers & Services - 3.46%
Hanger, Inc. (a)	1,177,500		23,997,450
TOTAL HEALTH CARE			23,997,450

INDUSTRIALS - 18.73%
Aerospace & Defense - 2.22%
Embraer SA - ADR	892,300		15,392,175

Building Products - 5.68%
Armstrong Flooring, Inc. (a)	224,800		1,436,472
Masonite International Corp. (a)	459,500		26,651,000
Resideo Technologies, Inc. (a)	785,200		11,267,620
			39,355,092
Commercial Services & Supplies - 0.72%
Quad/Graphics, Inc.	474,700		4,989,097

Construction & Engineering - 3.06%
Fluor Corp.	288,400		5,517,092
Tutor Perini Corp. (a)	1,097,800		15,731,474
			21,248,566
Machinery - 2.64%
EnPro Industries, Inc.	40,100		2,752,865
Miller Industries, Inc.	330,400		11,002,320
Navistar International Corp. (a)	161,700		4,545,387
			18,300,572
Marine - 2.93%
Matson, Inc.	542,000		20,330,420

Professional Services - 0.39%
Hudson Global, Inc. (a) (o)	218,760		2,684,185

Trading Companies & Distributors - 1.09%
Rush Enterprises, Inc.	195,400		7,538,532
TOTAL INDUSTRIALS			129,838,639

INFORMATION TECHNOLOGY - 10.89%
Communications Equipment - 1.03%
Casa Systems, Inc. (a)	206,500		1,622,058
CommScope Holding Company, Inc. (a)	466,700		5,488,392
			7,110,450
Electronic Equipment, Instruments & Components - 6.10%
Arrow Electronics, Inc. (a)	226,800		16,914,744
Avnet, Inc.	459,300		20,431,960
Belden, Inc.	91,700		4,891,278
			42,237,982
IT Services - 2.17%
KBR, Inc.	613,700		15,060,198

Semiconductors & Semiconductor Equipment - 1.59%
Diodes, Inc. (a)	275,200		11,049,280
TOTAL INFORMATION TECHNOLOGY			75,457,910

MATERIALS - 0.00%
Metals & Mining - 0.00%
Noranda Aluminum Holding Corp. (a) (i) (o)	800,300		6,802
TOTAL MATERIALS			6,802

REAL ESTATE - 8.90%
Equity Real Estate Investment Trusts - 8.90%
Colony Capital, Inc.	1,367,700		8,233,554
The GEO Group, Inc.	711,144		12,331,237
Seritage Growth Properties (l)	966,900		41,083,581
TOTAL REAL ESTATE			61,648,372

UTILITIES - 3.87%
Electric Utilities - 2.57%
Portland General Electric Company	316,200		17,824,194

Multi-Utilities - 1.30%
Avista Corp.	185,600		8,990,464
TOTAL UTILITIES			26,814,658

Total common stocks (Cost $715,580,608)			674,586,192
Total long-term investments (Cost $715,580,608)			674,586,192

COLLATERAL FOR SECURITIES ON LOAN - 3.62%
Money Market Funds - 3.62%
Invesco Government & Agency Portfolio - Institutional Class, 1.83%^	25,113,705		25,113,705
Total collateral for securities on loan (Cost $25,113,705)			25,113,705

	Principal
SHORT-TERM INVESTMENTS - 2.39%	Amount
Time Deposits - 2.39%
Brown Brothers Harriman & Co., 0.84%, 10/01/2019 *	CAD	115	87
Citigroup Inc., 1.25%, 10/01/2019 *	$16,579,437		16,579,437
Total short-term investments (Cost $16,579,522)			16,579,524

Total investments - 103.35% (Cost $757,273,835)			716,279,421

Liabilities in excess of other assets - (3.35)%			(23,233,766)

Net assets - 100.00%			$693,045,655

(a)	-	Non-income producing security.
(i)	-	Illiquid security. The total market value of these securities was $1,628,801, which represented 0.24% of net assets.
(l)	-
All or a portion of this security is on loan.  The total market value of securities on loan was $24,535,726.  The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(o)	-
Affiliated issuer.  An issuer in which the Fund's holdings represent 5% or more of the outstanding voting securities of the issuer is an "affiliated" issuer as defined in the 1940 Act. A schedule of the Fund's investments in securities of affiliated issuers held during the three months ended September 30, 2019, is set forth below:

Issuer Name	Value at July 1, 2019	Purchase	Sales	Net Realized (Losses	Net Change in Unrealized apreciation (Depreciation)	Value at September 30, 2019	Dividends	Shares Held At September 30, 2019
Hudson Global, Inc	$2,723,562	$-	$-	$-	$(39,377)	$2,684,185	$-	218,760
MCD Partners, Inc	9,294,768	734,340	-	-	1,183,212	11,212,320	-	3,976,000
Noranda Aluminum Holding Corp.	9,203	-	-	-	(2,401)	6,802	-	800,300
	$12,027,533	$734,340	$-	$-	$1,141,434	$13,903,307	$-

(v)	-
Security was fair valued as a result of market movements following the close of local trading using a third-party vendor's proprietary fair value pricing model.  The total market value of these securities was $2,928,544, which represented 0.42% of net assets.  See Security Valuation below.

ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
^	-	Rate shown is the 7-day yield as of September 30, 2019.
*	-	Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 11 sectors, 24 industry groups, 69 industries and 158 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Security Valuation. Portfolio securities that are listed on a securities exchange (whether domestic or foreign) or The Nasdaq Stock Market (“NSM”) (including the Nasdaq National Market and the Nasdaq Small Cap Market) are valued at the last reported sale price (or official closing price) on that day as of the close of the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), or, in the absence of recorded sales, at the average of the last bid and asked quotation on such exchange or NSM. Unlisted equity securities that are not included in NSM are valued at the last sale price, or if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Fixed-income securities are generally valued on the basis of quotes obtained from an approved independent pricing service but may also be valued based on reported transactions on FINRA’s Trade Reporting and Compliance Engine (TRACE) or quotations provided by a broker-dealer. The pricing services may provide a price determined by a matrix pricing method or other analytical pricing models.   Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined by Hotchkis & Wiley Capital Management, LLC (the “Advisor”) under guidelines established by and under the general supervision and responsibility of the Trust’s Board of Trustees (the “Board”). The Board has approved the use of a third-party vendor’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the New York Stock Exchange. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s net asset values may differ from quoted or official closing prices.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
• Level 2—Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
• Level 3—Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of the Fund’s assets as of September 30, 2019:

Level 1 --- Quoted prices in an active market:
Common Stocks	$671,657,648
Money Market Funds	25,113,705
Time Deposits	16,579,524
Level 2 --- Other significant observable market inputs:
Common Stocks:
Energy	2,928,544
Level 3 --- Significant unobservable inputs	-

Total Investments	$716,279,421

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.